Debt - Additional information (Details) - Revolving credit facility - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Apr. 22, 2025	Apr. 21, 2025	Dec. 31, 2024
Debt
Revolving Credit Facility Borrowing Capacity					$ 700.0	$ 500.0
Uncommitted Accordion Amount					$ 300.0
Debt	$ 0.0		$ 0.0				$ 0.0
Finance costs, net	$ 1.1	$ 1.4	$ 1.9	$ 3.0
Federal Funds Effective Rate
Debt
Additional interest added to the base rate (in percent)	1.00%		1.00%
Base rate canada | Minimum
Debt
Additional interest added to the base rate (in percent)	0.45%		0.45%
Base rate canada | Maximum
Debt
Additional interest added to the base rate (in percent)	1.75%		1.75%
SOFR loan | Minimum
Debt
Additional interest added to the base rate (in percent)	1.45%		1.45%
SOFR loan | Maximum
Debt
Additional interest added to the base rate (in percent)	2.75%		2.75%